FELDMAN WEINSTEIN LLP
                                COUNSELORS AT LAW
                        420 Lexington Avenue, Suite 2620
                            New York, New York 10170
                            Telephone: (212) 869-7000
                            Facsimile: (212) 997-4242
                       Internet: www.feldmanweinstein.com

November __, 2005

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

           RE:  Edgar Filing
                Name of Company         Adagio Acquisition II, Inc.
                Type of Report          Form 10-SB/A
                SEC File No.            0-51495
                CIK Number              0001329000

Ladies and Gentlemen:

In accordance with the provisions of Regulation S-T and on behalf of the above referenced registrant, we transmit to you the registrant's EDGAR filing of registrant's Form 10-SB/A. We request both electronic and hard copy acceptance message.

A manually signed hard copy of the transmitted report has been retained together with the Company's books and records.

                                       Very truly yours,

                                       /s/ David Feldman
                                       -----------------------------------------
                                       David Feldman